Deferred Tax Assets And Deferred Tax Liabilities - Summary Of Deductible Losses That Are Not Recognized As Deferred Tax Assets Expiration (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 2,655,644	¥ 2,135,395
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		6,149
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		120,824
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	292,876	310,412
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	111,899	158,783
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	31,353	33,382
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	261,405	263,800
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	392,811
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	217,776
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	92,609
No due date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 1,254,915	¥ 1,242,045